FORUM FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2000

May 3, 2021

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Forum Funds (the “Registrant”)
File No.: 002-67052/811-03023
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus and Statement of Additional Information for the Lisanti Small Cap Growth Fund, dated May 1, 2021 do not differ from those contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on April 20, 2021 (accession number 0001398344-21-008231).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2076 or zac.tackett@apexfs.com.

Sincerely,

/s/ Zachary R. Tackett

Zachary R. Tackett, Esq.
Vice President and Secretary to the Registrant